GS INCOME BUILDER FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 35.4%
Aerospace & Defense – 0.6%
23,469	Northrop Grumman Corp.	$ 8,790,783
13,291	Raytheon Co.	2,936,514

		11,727,297

Banks – 2.5%
189,889	Bank of America Corp.	6,234,056
119,590	JPMorgan Chase & Co.	15,828,932
38,600	M&T Bank Corp.	6,504,872
165,943	Truist Financial Corp.	8,557,681
222,567	Wells Fargo & Co.	10,447,295

		47,572,836

Beverages – 0.5%
176,686	The Coca-Cola Co.	10,318,462

Biotechnology – 0.2%
46,496	Gilead Sciences, Inc.	2,938,547

Capital Markets – 1.2%
176,578	Morgan Stanley	9,227,966
93,288	Northern Trust Corp.	9,124,499
51,432	Singapore Exchange Ltd. ADR	4,911,242

		23,263,707

Chemicals – 0.9%
65,915	DuPont de Nemours, Inc.	3,373,530
20,923	Ecolab, Inc.	4,103,209
48,483	Linde PLC	9,848,352

		17,325,091

Commercial Services & Supplies – 0.5%
88,806	Republic Services, Inc.	8,441,010

Communications Equipment – 1.0%
346,164	Cisco Systems, Inc.	15,913,159
135,106	Juniper Networks, Inc.	3,099,332

		19,012,491

Construction & Engineering – 0.4%
246,323	Vinci SA ADR	6,820,684

Containers & Packaging – 0.5%
245,950	International Paper Co.	10,015,084

Diversified Telecommunication Services – 0.8%
246,648	Verizon Communications, Inc.	14,660,757

Electric Utilities – 0.6%
866,749	Enel SpA ADR	7,480,044
64,265	Xcel Energy, Inc.	4,446,495

		11,926,539

Electrical Equipment – 0.6%
546,085	Schneider Electric SE ADR	10,883,474

Electronic Equipment, Instruments & Components – 0.5%
75,072	National Instruments Corp.	3,350,463

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
55,998	TE Connectivity Ltd.	$ 5,161,896

		8,512,359

Energy Equipment & Services – 0.1%
116,354	Baker Hughes Co.	2,520,228

Equity Real Estate Investment Trusts (REITs) – 2.0%
32,270	American Tower Corp.	7,478,250
29,948	AvalonBay Communities, Inc.	6,489,432
49,749	Camden Property Trust	5,593,280
156,880	Hudson Pacific Properties, Inc.	5,701,019
174,954	Klepierre SA	5,947,035
278,949	SITE Centers Corp.	3,545,442
49,539	Ventas, Inc.	2,866,327

		37,620,785

Food & Staples Retailing – 0.2%
126,894	The Kroger Co.	3,408,373

Food Products – 0.5%
92,077	Nestle SA ADR	10,152,410

Health Care Equipment & Supplies – 1.5%
165,790	Medtronic PLC	19,138,798
55,400	Zimmer Biomet Holdings, Inc.	8,193,660

		27,332,458

Health Care Providers & Services – 0.6%
178,546	CVS Health Corp.	12,108,990

Hotels, Restaurants & Leisure – 1.0%
109,116	Las Vegas Sands Corp.	7,126,366
56,067	McDonald’s Corp.	11,996,656

		19,123,022

Household Products – 0.6%
92,848	The Procter & Gamble Co.	11,570,718

Industrial Conglomerates – 0.4%
46,381	Honeywell International, Inc.	8,034,117

Insurance – 1.5%
65,048	Chubb Ltd.	9,886,646
32,918	The Travelers Cos., Inc.	4,332,667
35,293	Willis Towers Watson PLC	7,457,058
166,275	Zurich Insurance Group AG ADR(a)	6,888,773

		28,565,144

IT Services – 0.6%
30,940	Automatic Data Processing, Inc.	5,302,806
37,795	Fidelity National Information Services, Inc.	5,429,630

		10,732,436

Machinery – 0.8%
46,483	Deere & Co.	7,371,274
45,744	Stanley Black & Decker, Inc.	7,288,392

		14,659,666

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – 0.8%
194,739	Bright Pattern Holding Co.	$ 253,160
325,445	Comcast Corp. Class A	14,055,970

		14,309,130

Metals & Mining – 0.4%
156,329	Rio Tinto PLC ADR	8,352,658

Multi-Utilities – 0.8%
88,013	Ameren Corp.	7,221,467
63,681	Public Service Enterprise Group, Inc.	3,769,915
27,350	Sempra Energy	4,393,504

		15,384,886

Oil, Gas & Consumable Fuels – 3.4%
199,115	Antero Midstream Corp.(a)	1,003,540
260,873	BP PLC ADR	9,425,342
170,439	Chevron Corp.	18,260,834
594,744	Energy Transfer LP	7,487,827
297,511	Enterprise Products Partners LP	7,666,858
49,076	Marathon Petroleum Corp.	2,674,642
139,317	Plains All American Pipeline LP	2,319,628
300,973	Royal Dutch Shell PLC ADR Class A	15,695,742

		64,534,413

Personal Products – 0.6%
189,121	Unilever NV	11,021,972

Pharmaceuticals – 3.0%
154,765	AstraZeneca PLC ADR	7,537,056
105,122	Eli Lilly & Co.	14,679,236
161,830	Johnson & Johnson	24,091,632
112,746	Novartis AG ADR	10,655,624

		56,963,548

Road & Rail – 1.0%
32,966	Norfolk Southern Corp.	6,863,851
61,761	Union Pacific Corp.	11,081,158

		17,945,009

Semiconductors & Semiconductor Equipment – 1.1%
23,512	Analog Devices, Inc.	2,580,442
148,471	Intel Corp.	9,491,751
73,140	Texas Instruments, Inc.	8,824,341

		20,896,534

Software – 0.6%
67,614	Microsoft Corp.	11,509,931

Specialty Retail – 1.5%
310,265	Industria de Diseno Textil SA ADR	5,218,657
53,745	Lowe’s Cos., Inc.	6,247,319
69,754	The Home Depot, Inc.	15,910,887

		27,376,863

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 0.6%
37,678	Apple, Inc.	$ 11,661,718

Technology – Software/Services(b)(c) – 0.0%
194,739	Aspect Software, Inc. Class B	48,685

Tobacco – 0.4%
89,735	Philip Morris International, Inc.	7,421,084

Water Utilities – 0.6%
77,875	American Water Works Co., Inc.	10,606,575

TOTAL COMMON STOCKS (Cost $563,739,143)		$ 667,279,691

Shares	Dividend Rate	Value

Preferred Stocks(d) – 0.5%
Capital Markets(e) – 0.3%
Morgan Stanley (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 5,287,593

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	1,114,357

Insurance(e) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	5.100	3,286,950

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$ 9,688,900

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – 47.8%
Advertising(d)(f) – 0.3%
Lamar Media Corp.
$600,000	3.750%	02/15/28	$ 603,750
National CineMedia LLC
1,575,000	5.875	04/15/28	1,645,875
Outfront Media Capital LLC/Outfront Media Capital Corp.
360,000	5.000	08/15/27	376,200
Terrier Media Buyer, Inc.
2,850,000	8.875	12/15/27	2,935,500

			5,561,325

Aerospace & Defense(d) – 0.6%
Arconic, Inc.
2,950,000	5.400	04/15/21	3,031,391
Bombardier, Inc.(f)
1,125,000	7.500	12/01/24	1,094,063

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(d) – (continued)
Bombardier, Inc.(f) – (continued)
$3,301,000	7.500%		03/15/25	$ 3,177,212
TransDigm, Inc.
365,000	6.500		05/15/25	379,600
3,300,000	5.500	(f)	11/15/27	3,316,500

				10,998,766

Agriculture – 0.6%
BAT Capital Corp.(d)
10,000,000	4.390		08/15/37	10,416,500
MHP SE
330,000	7.750		05/10/24	355,266

				10,771,766

Airlines(f) – 0.1%
Air Canada Pass Through Trust Series 2013-1, Class B
1,617,143	5.375		05/15/21	1,664,897

Automotive – 1.1%
American Axle & Manufacturing, Inc.(d)
2,801,000	6.250		04/01/25	2,864,023
Cooper Standard Automotive, Inc.(d)
1,350,000	5.625		11/15/26	1,245,375
Dealer Tire LLC/DT Issuer LLC(d)(f)
2,934,000	8.000		02/01/28	2,967,007
Delphi Technologies PLC(f)
4,100,000	5.000		10/01/25	4,535,625
Ford Motor Credit Co. LLC
2,500,000	5.875		08/02/21	2,620,925
General Motors Co.(d)
3,000,000	6.600		04/01/36	3,665,010
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(d)(f)
1,850,000	8.500		05/15/27	1,988,750

				19,886,715

Banks – 3.4%
Akbank Turk A/S(d)(e) (5 Year USD Swap + 5.026%)
320,000	7.200		03/16/27	326,700
Banco do Brasil SA(d)(e) (10 Year CMT + 4.398%)
560,000	6.250		04/15/49	577,640
Banco Mercantil del Norte SA(d)(e)(f) (5 Year CMT + 4.967%)
680,000	6.750		09/27/49	735,479
Bank of America Corp.(d)(e) (3M USD LIBOR + 3.898%)
4,000,000	6.100		12/29/49	4,474,880

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BBVA Bancomer SA(d)(e) (5 Year CMT + 2.650%)
$530,000	5.125%	01/18/33	$ 562,297
BNP Paribas SA(f)
2,700,000	4.375	05/12/26	2,950,317
CIT Group, Inc.(d)
4,025,000	5.250	03/07/25	4,442,594
Citigroup, Inc.(d)(e) (3M USD LIBOR + 4.517%)
4,000,000	6.250	12/29/49	4,565,000
Credit Bank of Moscow Via CBOM Finance PLC(f)
260,000	4.700	01/29/25	259,652
Credit Suisse Group AG(d)(e)(f)
(5 Year CMT + 3.293%)
1,150,000	5.100	12/29/49	1,168,844
(5 Year USD Swap + 4.598%)
4,025,000	7.500	12/29/49	4,584,604
Deutsche Bank AG(d)(e) (5 Year USD Swap + 2.248%)
2,000,000	4.296	05/24/28	1,975,000
FirstRand Bank Ltd.(d)(e) (5 Year USD Swap + 3.561%)
320,000	6.250	04/23/28	341,300
Grupo Aval Ltd.(d)(f)
340,000	4.375	02/04/30	343,774
ING Groep NV(d)(e)
(5 Year USD Swap + 4.445%)
4,275,000	6.000	12/29/49	4,291,031
(5 Year USD Swap + 4.446%)
5,000,000	6.500	12/29/49	5,500,000
Intesa Sanpaolo SpA(f)
8,000,000	5.017	06/26/24	8,490,000
Itau Unibanco Holding SA(d)(e) (5 Year CMT + 3.981%)
500,000	6.125	12/29/49	522,406
JPMorgan Chase & Co.(d)(e) (3M USD LIBOR + 3.330%)
4,000,000	6.125	12/29/49	4,381,560
Royal Bank of Scotland Group PLC
2,675,000	3.875	09/12/23	2,828,384
2,975,000	6.000	12/19/23	3,345,863
Turkiye Vakiflar Bankasi TAO
200,000	6.000	11/01/22	204,563
UBS Group AG(d)(e) (5 Year USD Swap + 4.590%)
6,000,000	6.875	12/29/49	6,843,120
United Bank for Africa PLC
470,000	7.750	06/08/22	500,697

			64,215,705

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages – 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
$350,000	3.375%	11/01/22	$ 353,281
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(d)
3,000,000	4.700	02/01/36	3,605,340
Anheuser-Busch InBev Worldwide, Inc.(d)
3,000,000	4.150	01/23/25	3,310,980
Central American Bottling Corp.(d)
480,000	5.750	01/31/27	507,150
Constellation Brands, Inc.(d)
2,700,000	3.700	12/06/26	2,926,854
Keurig Dr Pepper, Inc.(d)
2,000,000	4.057	05/25/23	2,134,500

			12,838,105

Building Materials(d) – 0.6%
BMC East LLC(f)
2,750,000	5.500	10/01/24	2,849,687
Builders FirstSource, Inc.(f)
3,482,000	5.625	09/01/24	3,603,870
1,675,000	6.750	06/01/27	1,834,125
Cemex SAB de CV
490,000	5.700	01/11/25	503,016
230,000	7.750	04/16/26	250,700
Cornerstone Building Brands, Inc.(f)
2,780,000	8.000	04/15/26	2,908,575

			11,949,973

Chemicals – 0.6%
Ingevity Corp.(d)(f)
1,225,000	4.500	02/01/26	1,244,906
Kraton Polymers LLC/Kraton Polymers Capital Corp.(d)(f)
1,900,000	7.000	04/15/25	1,933,250
OCI NV(d)(f)
1,250,000	5.250	11/01/24	1,289,063
PQ Corp.(d)(f)
3,400,000	6.750	11/15/22	3,485,000
Sasol Financing USA LLC(d)
200,000	6.500	09/27/28	223,675
Valvoline, Inc.(d)
1,950,000	5.500	07/15/24	2,020,687

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
WR Grace & Co-Conn(f)
$1,800,000	5.125%		10/01/21	$ 1,867,500

				12,064,081

Coal(d) – 0.0%
Mongolian Mining Corp./Energy Resources LLC
330,000	9.250		04/15/24	301,749

Commercial Services – 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(f)
2,557,000	6.625		07/15/26	2,710,420
3,020,000	9.750		07/15/27	3,223,850
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(d)(f)
1,750,000	5.750		07/15/27	1,824,375
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC(d)(f)
1,800,000	7.125		07/31/26	1,878,187
Global Liman Isletmeleri(d)
510,000	8.125		11/14/21	504,263
Herc Holdings, Inc.(d)(f)
2,610,000	5.500		07/15/27	2,720,925
IHS Markit Ltd.(d)(f)
5,675,000	4.750		02/15/25	6,272,918
Nielsen Finance LLC/Nielsen Finance Co.(d)(f)
5,450,000	5.000		04/15/22	5,470,437
Prime Security Services Borrower LLC/Prime Finance, Inc.(f)
3,550,000	5.250		04/15/24	3,700,875
2,048,000	6.250	(d)	01/15/28	2,022,400
Refinitiv US Holdings, Inc.(d)(f)
3,000,000	8.250		11/15/26	3,345,000
The ADT Security Corp.
1,850,000	4.125		06/15/23	1,877,750
The Hertz Corp.(d)(f)
252,000	7.625		06/01/22	260,190
4,525,000	6.000		01/15/28	4,564,594
United Rentals North America, Inc.(d)
1,350,000	5.875		09/15/26	1,437,750

				41,813,934

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(d) – 0.8%
Banff Merger Sub, Inc.(f)
$1,000,000	9.750%	09/01/26	$ 1,028,750
Dell International LLC/EMC Corp.(f)
5,000,000	8.100	07/15/36	6,905,500
Hewlett Packard Enterprise Co.
3,000,000	6.200	10/15/35	3,752,220
Presidio Holdings, Inc.(f)
495,000	8.250	02/01/28	508,613
Western Digital Corp.
3,000,000	4.750	02/15/26	3,195,000

			15,390,083

Distribution & Wholesale(d)(f) – 0.6%
Core & Main Holdings LP(g) (PIK 9.375%, Cash 8.625%)
3,000,000	8.625	09/15/24	3,108,750
IAA, Inc.
750,000	5.500	06/15/27	795,000
Performance Food Group, Inc.
2,150,000	5.500	06/01/24	2,193,000
1,150,000	5.500	10/15/27	1,210,375
Resideo Funding, Inc.
3,282,000	6.125	11/01/26	3,226,564
Univar Solutions USA, Inc.
1,250,000	5.125	12/01/27	1,296,875

			11,830,564

Diversified Financial Services – 3.0%
AerCap Holdings NV(d)(e) (5 Year CMT + 4.535%)
1,825,000	5.875	10/10/79	1,939,063
Air Lease Corp.(d)
2,750,000	3.750	06/01/26	2,932,297
Ally Financial, Inc.
4,000,000	8.000	11/01/31	5,640,664
Alpha Holding SA(d)(f)
200,000	9.000	02/10/25	199,250
Avolon Holdings Funding Ltd.(d)(f)
3,450,000	5.250	05/15/24	3,801,417
CoBank ACB(d)(e) (3M USD LIBOR + 4.660%)
5,350,000	6.250	12/29/49	5,891,580
Curo Group Holdings Corp.(d)(f)
2,125,000	8.250	09/01/25	1,856,719
Global Aircraft Leasing Co. Ltd.(d)(f)(g) (PIK 7.250%, Cash 6.500%)
1,750,000	6.500	09/15/24	1,785,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(d)
$4,000,000	6.250%		02/01/22	$ 4,065,000
LPL Holdings, Inc.(d)(f)
487,000	5.750		09/15/25	508,306
1,350,000	4.625		11/15/27	1,373,625
Nationstar Mortgage Holdings, Inc.(d)(f)
3,050,000	8.125		07/15/23	3,225,375
Nationstar Mortgage LLC/Nationstar Capital Corp.(d)
1,771,000	6.500		07/01/21	1,771,000
Navient Corp.
5,000,000	5.875		03/25/21	5,162,500
3,000,000	5.500		01/25/23	3,142,500
Oilflow SPV 1 DAC
630,000	12.000		01/13/22	652,050
Park Aerospace Holdings Ltd.(d)(f)
2,235,000	5.250		08/15/22	2,390,735
Quicken Loans, Inc.(d)(f)
2,000,000	5.750		05/01/25	2,078,244
Springleaf Finance Corp.
2,600,000	6.125		05/15/22	2,778,750
3,500,000	7.125		03/15/26	4,011,875
1,800,000	5.375	(d)	11/15/29	1,869,750

				57,075,700

Electrical – 0.5%
Calpine Corp.(d)(f)
3,100,000	4.500		02/15/28	3,072,875
Eskom Holdings SOC Ltd.
200,000	5.750		01/26/21	200,485
630,000	6.350	(h)	08/10/28	674,616
Listrindo Capital B.V.(d)
520,000	4.950		09/14/26	531,212
LLPL Capital Pte Ltd.
454,572	6.875		02/04/39	531,949
Minejesa Capital B.V.
260,000	4.625		08/10/30	270,725
NRG Energy, Inc.(d)
2,800,000	3.750	(f)	06/15/24	2,926,924

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(d) – (continued)
$140,000	7.250%	05/15/26	$ 151,200

			8,359,986

Energy-Alternate Sources(d) – 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.(f)
1,400,000	6.500	01/15/26	1,482,250
Greenko Dutch B.V.
690,000	5.250	07/24/24	699,243

			2,181,493

Engineering & Construction – 0.1%
Aeropuertos Dominicanos Siglo XXI SA(d)
630,000	6.750	03/30/29	695,999
GMR Hyderabad International Airport Ltd.
660,000	5.375	04/10/24	685,566
IHS Netherlands Holdco B.V.(d)(f)
200,000	7.125	03/18/25	212,250
Mexico City Airport Trust(d)
520,000	5.500	10/31/46	570,700

			2,164,515

Entertainment(d) – 0.6%
AMC Entertainment Holdings, Inc.
4,200,000	5.875	11/15/26	3,612,000
Motion Bondco DAC(f)
3,250,000	6.625	11/15/27	3,453,125
Scientific Games International, Inc.(f)
1,000,000	5.000	10/15/25	1,027,500
2,100,000	8.250	03/15/26	2,273,250
500,000	7.000	05/15/28	526,250

			10,892,125

Environmental(d)(f) – 0.3%
GFL Environmental, Inc.
950,000	7.000	06/01/26	988,000
730,000	5.125	12/15/26	751,900
1,430,000	8.500	05/01/27	1,558,700
Stericycle, Inc.
1,950,000	5.375	07/15/24	2,040,188

			5,338,788

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(d) – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(f)
$550,000	3.500%	02/15/23	$ 558,938
2,595,000	4.625	01/15/27	2,630,681
1,995,000	5.875	02/15/28	2,134,650
502,000	4.875	02/15/30	515,805
Arcor SAIC
110,000	6.000	07/06/23	107,965
B&G Foods, Inc.
4,020,000	5.250	04/01/25	4,100,400
Post Holdings, Inc.(f)
6,000,000	5.500	03/01/25	6,217,500

			16,265,939

Forest Products&Paper(d) – 0.1%
Mercer International, Inc.
1,850,000	7.375	01/15/25	1,958,688

Gaming(d)(f) – 0.4%
Boyd Gaming Corp.
2,950,000	4.750	12/01/27	2,994,250
Station Casinos LLC
3,273,000	4.500	02/15/28	3,264,817
Wynn Macau Ltd.
550,000	5.125	12/15/29	545,188

			6,804,255

Gas(d) – 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
4,125,000	5.875	08/20/26	4,506,563

Health Care Products(d)(f) – 0.0%
Hill-Rom Holdings, Inc.
400,000	4.375	09/15/27	409,500

Healthcare Providers & Services – 2.5%
Acadia Healthcare Co., Inc.(d)
2,732,000	6.500	03/01/24	2,813,960
Centene Corp.(d)(f)
6,000,000	4.250	12/15/27	6,266,100
Charles River Laboratories International, Inc.(d)(f)
650,000	4.250	05/01/28	658,125

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
CHS/Community Health Systems, Inc.(d)
$3,000,000	6.250%		03/31/23	$ 3,056,250
Encompass Health Corp.(d)
1,200,000	4.500		02/01/28	1,237,500
HCA, Inc.
3,000,000	4.750		05/01/23	3,244,740
12,000,000	5.000		03/15/24	13,281,600
250,000	5.875	(d)	02/15/26	287,188
MEDNAX, Inc.(d)(f)
3,650,000	5.250		12/01/23	3,734,643
Select Medical Corp.(d)(f)
1,700,000	6.250		08/15/26	1,836,000
Tenet Healthcare Corp.
5,600,000	8.125		04/01/22	6,132,000
2,000,000	6.250	(d)(f)	02/01/27	2,117,500
Universal Health Services, Inc.(d)(f)
2,650,000	5.000		06/01/26	2,780,618

				47,446,224

Holding Companies-Diversified(d) – 0.0%
KOC Holding A/S
700,000	6.500		03/11/25	763,175

Home Builders – 0.6%
Installed Building Products, Inc.(d)(f)
800,000	5.750		02/01/28	850,000
Lennar Corp.(d)
1,825,000	4.125		01/15/22	1,872,906
M/I Homes, Inc.(d)(f)
1,378,000	4.950		02/01/28	1,419,340
PulteGroup, Inc.
3,000,000	7.875		06/15/32	4,020,000
TRI Pointe Group, Inc.(d)
1,850,000	5.250		06/01/27	1,965,625
Williams Scotsman International, Inc.(d)(f)
1,350,000	6.875		08/15/23	1,420,875

				11,548,746

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Household Products(d) – 0.1%
Prestige Brands, Inc.(f)
$750,000	5.125%	01/15/28	$ 780,938
Spectrum Brands, Inc.
1,800,000	5.750	07/15/25	1,869,750

			2,650,688

Housewares(d) – 0.1%
Newell Brands, Inc.
1,800,000	4.200	04/01/26	1,880,240
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950	03/14/26	581,841

			2,462,081

Insurance – 0.4%
Fidelity & Guaranty Life Holdings, Inc.(d)(f)
2,850,000	5.500	05/01/25	3,017,438
HUB International Ltd.(d)(f)
1,760,000	7.000	05/01/26	1,812,800
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	118,511
USI, Inc.(d)(f)
1,850,000	6.875	05/01/25	1,900,875

			6,849,624

Internet – 1.4%
21Vianet Group, Inc.
400,000	7.875	10/15/21	400,803
Getty Images, Inc.(d)(f)
250,000	9.750	03/01/27	250,625
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)(f)
1,305,000	5.250	12/01/27	1,366,988
GrubHub Holdings, Inc.(d)(f)
1,650,000	5.500	07/01/27	1,610,812
Netflix, Inc.
5,600,000	5.875	02/15/25	6,300,000
NortonLifeLock, Inc.(d)(f)
4,000,000	5.000	04/15/25	4,080,000
Twitter, Inc.(d)(f)
4,305,000	3.875	12/15/27	4,310,381
Uber Technologies, Inc.(d)(f)
3,000,000	7.500	11/01/23	3,153,750
VeriSign, Inc.(d)
4,000,000	5.250	04/01/25	4,409,680

			25,883,039

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – 0.2%
ABJA Investment Co. Pte Ltd.
$650,000	5.950%		07/31/24	$ 684,328
Cleveland-Cliffs, Inc.(d)
1,038,000	5.750		03/01/25	1,006,860
2,250,000	5.875	(f)	06/01/27	2,075,625
Vale Overseas Ltd.
300,000	6.250		08/10/26	353,869

				4,120,682

Leisure Time(d)(f) – 0.1%
Viking Cruises Ltd.
2,100,000	5.875		09/15/27	2,157,750

Lodging(d) – 0.0%
Fortune Star BVI Ltd.
340,000	5.250		03/23/22	342,763

Media – 5.5%
Altice Financing SA(d)
6,000,000	6.625	(f)	02/15/23	6,105,000
200,000	7.500		05/15/26	213,250
Altice Finco SA(d)(f)
2,000,000	8.125		01/15/24	2,050,000
AMC Networks, Inc.(d)
1,800,000	4.750		08/01/25	1,813,500
CCO Holdings LLC/CCO Holdings Capital Corp.(d)(f)
3,000,000	5.875		05/01/27	3,157,500
4,980,000	4.750		03/01/30	5,116,950
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
12,000,000	6.384		10/23/35	15,602,640
Clear Channel Worldwide Holdings, Inc.(d)(f)
383,000	9.250		02/15/24	416,991
CSC Holdings LLC
985,000	5.250		06/01/24	1,063,800
5,450,000	5.500	(d)(f)	05/15/26	5,702,062
Cumulus Media New Holdings, Inc.(d)(f)
2,680,000	6.750		07/01/26	2,817,350
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(f)
1,590,000	5.375		08/15/26	1,574,100

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(f) – (continued)
	$3,345,000	6.625%	08/15/27	$ 3,119,212
DISH DBS Corp.
	6,300,000	5.875	07/15/22	6,599,250
Entercom Media Corp.(d)(f)
	2,300,000	7.250	11/01/24	2,420,750
	4,250,000	6.500	05/01/27	4,536,875
Gray Television, Inc.(d)(f)
	2,125,000	7.000	05/15/27	2,310,938
iHeartCommunications, Inc.(d)(f)
	1,450,000	5.250	08/15/27	1,511,625
	550,000	4.750	01/15/28	556,875
Meredith Corp.(d)
	2,610,000	6.875	02/01/26	2,681,775
Nexstar Broadcasting, Inc.(d)(f)
	1,500,000	5.625	07/15/27	1,575,000
Scripps Escrow, Inc.(d)(f)
	1,050,000	5.875	07/15/27	1,097,250
Sinclair Television Group, Inc.(d)(f)
	2,100,000	5.875	03/15/26	2,205,000
Sirius XM Radio, Inc.(d)(f)
	1,085,000	4.625	07/15/24	1,125,688
TEGNA, Inc.(d)(f)
	2,300,000	4.625	03/15/28	2,311,500
The E.W. Scripps Co.(d)(f)
	1,875,000	5.125	05/15/25	1,917,188
UPCB Finance IV Ltd.(d)(f)
	8,000,000	5.375	01/15/25	8,190,000
Videotron Ltd.(d)(f)
	5,125,000	5.375	06/15/24	5,560,625
Virgin Media Secured Finance PLC(d)
GBP	4,000,000	4.875	01/15/27	5,462,432
Ziggo Bond Co. B.V.(d)(f)
	$4,175,000	5.875	01/15/25	4,284,594

				103,099,720

Mining – 1.3%
Constellium SE(d)(f)
	2,100,000	5.875	02/15/26	2,178,750
First Quantum Minerals Ltd.(d)(f)
	4,000,000	7.250	04/01/23	3,990,840

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
FMG Resources August 2006 Pty Ltd.(d)(f)
$4,675,000	4.750%	05/15/22	$ 4,803,562
Freeport-McMoRan, Inc.(d)
2,950,000	3.875	03/15/23	3,009,000
2,000,000	5.400	11/14/34	2,065,000
Glencore Finance Canada Ltd.(f)
3,000,000	5.550	10/25/42	3,372,720
Novelis Corp.(d)(f)
2,100,000	5.875	09/30/26	2,231,250
2,400,000	4.750	01/30/30	2,412,000
Vedanta Resources Finance II PLC(d)(f)
200,000	9.250	04/23/26	192,750

			24,255,872

Oil Field Services – 1.7%
Antero Resources Corp.(d)
6,500,000	5.125	12/01/22	5,606,250
Chesapeake Energy Corp.
2,000,000	5.500	09/15/26	856,250
Compania General Combust(d)
590,000	9.500	11/07/21	533,397
DNO ASA(d)(f)
420,000	8.375	05/29/24	428,925
Ensign Drilling, Inc.(d)(f)
1,400,000	9.250	04/15/24	1,312,500
Geopark Ltd.(d)(f)
200,000	5.500	01/17/27	199,250
Gulfport Energy Corp.(d)
3,200,000	6.375	01/15/26	1,536,000
Kosmos Energy Ltd.(d)
500,000	7.125	04/04/26	506,406
Laredo Petroleum, Inc.(d)
2,213,000	9.500	01/15/25	2,002,765
Matador Resources Co.(d)
3,000,000	5.875	09/15/26	2,925,000
MEG Energy Corp.(d)(f)
1,425,000	6.375	01/30/23	1,441,031
2,480,000	7.125	02/01/27	2,449,000
Nabors Industries Ltd.(d)(f)
840,000	7.250	01/15/26	837,900

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Nexen, Inc.
	$5,000	6.400%		05/15/37	$ 7,155
	50,000	7.500		07/30/39	81,219
Noble Holding International Ltd.(d)
	840,000	7.750		01/15/24	429,450
	1,975,000	7.875	(f)	02/01/26	1,417,062
Petrobras Global Finance B.V.(i)
	500,000	6.850		06/05/15	596,750
Petroleos Mexicanos
EUR	220,000	2.500		08/21/21	251,616
	$80,000	6.490	(d)(f)	01/23/27	86,800
Range Resources Corp.(d)
	846,000	5.875		07/01/22	816,390
Sunoco LP/Sunoco Finance Corp.(d)
	545,000	5.500		02/15/26	561,350
Tecpetrol SA(d)
	770,000	4.875		12/12/22	753,878
Transocean, Inc.(d)(f)
	2,070,000	8.000		02/01/27	1,919,925
USA Compression Partners LP/USA Compression Finance Corp.(d)
	1,300,000	6.875		04/01/26	1,352,000
Whiting Petroleum Corp.
	427,000	1.250		04/01/20	422,205
WPX Energy, Inc.(d)
	2,370,000	4.500		01/15/30	2,375,925

					31,706,399

Packaging – 1.6%
ARD Finance SA(d)(g)
(PIK 5.750%, Cash 5.000%)
EUR	1,850,000	5.000		06/30/27	2,090,499
(PIK 7.250%, Cash 6.500%)
	$3,950,000	6.500	(f)	06/30/27	4,068,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(d)(f)
	6,000,000	6.000		02/15/25	6,262,500
	650,000	5.250		08/15/27	680,875
Berry Global, Inc.(d)(f)
	2,200,000	4.500		02/15/26	2,233,000
	2,000,000	5.625		07/15/27	2,130,000

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
LABL Escrow Issuer LLC(d)(f)
$1,750,000	6.750%	07/15/26	$ 1,876,875
Mauser Packaging Solutions Holding Co.(d)(f)
2,150,000	5.500	04/15/24	2,214,500
965,000	7.250	04/15/25	960,175
Owens-Brockway Glass Container, Inc.(f)
1,750,000	5.875	08/15/23	1,872,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d)(f)
190,000	7.000	07/15/24	195,463
Sealed Air Corp.(d)(f)
2,000,000	5.250	04/01/23	2,122,500
1,300,000	4.000	12/01/27	1,308,125
Trivium Packaging Finance B.V.(d)(f)
1,075,000	5.500	08/15/26	1,136,812
1,300,000	8.500	08/15/27	1,431,625

			30,583,949

Pharmaceuticals(d) – 1.2%
Bausch Health Cos., Inc.(f)
65,000	5.875	05/15/23	65,569
4,000,000	9.000	12/15/25	4,510,000
1,350,000	5.000	01/30/28	1,363,500
1,350,000	5.250	01/30/30	1,373,625
Becton Dickinson & Co.
2,000,000	2.894	06/06/22	2,046,420
3,375,000	3.363	06/06/24	3,558,262
CVS Health Corp.
2,775,000	3.700	03/09/23	2,911,780
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
2,745,000	7.250	08/15/26	2,861,662
Mylan NV
3,000,000	3.950	06/15/26	3,200,790
Vizient, Inc.(f)
580,000	6.250	05/15/27	620,600

			22,512,208

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 3.1%
Buckeye Partners LP(d)
$2,100,000	4.350%		10/15/24	$ 2,124,087
2,801,000	3.950		12/01/26	2,779,992
929,000	4.125		12/01/27	915,065
Cheniere Energy Partners LP(d)(f)
1,800,000	4.500		10/01/29	1,827,000
DCP Midstream Operating LP(f)
4,000,000	6.750		09/15/37	4,310,000
Energy Transfer Operating LP
4,000,000	4.250	(d)	03/15/23	4,209,200
2,985,000	6.625		10/15/36	3,666,416
Enterprise Products Operating LLC(d)(e)(3M USD LIBOR + 2.778%)
1,000,000	4.684		06/01/67	976,840
Genesis Energy LP/Genesis Energy Finance Corp.(d)
3,500,000	6.000		05/15/23	3,513,125
2,010,000	7.750		02/01/28	2,025,075
Kinder Morgan Energy Partners LP
7,000,000	7.300		08/15/33	9,608,270
NGL Energy Partners LP/NGL Energy Finance Corp.(d)
3,650,000	7.500		11/01/23	3,650,000
NGPL PipeCo LLC(d)(f)
1,315,000	4.375		08/15/22	1,371,453
Plains All American Pipeline LP/PAA Finance Corp.(d)
3,000,000	3.600		11/01/24	3,123,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)
5,000,000	5.125		02/01/25	5,137,500
The Williams Cos., Inc.
7,000,000	7.500		01/15/31	9,206,960

				58,444,283

Real Estate Investment Trust – 2.8%
American Tower Corp.
2,250,000	5.000		02/15/24	2,506,320
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(d)(f)
600,000	5.750		05/15/26	625,515
Country Garden Holdings Co. Ltd.(d)
650,000	6.500		04/08/24	688,797
Crown Castle International Corp.
2,250,000	5.250		01/15/23	2,462,580
Growthpoint Properties International Pty Ltd.
470,000	5.872		05/02/23	506,866

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
IRSA Propiedades Comerciales SA(d)
	$540,000	8.750%		03/23/23	$ 508,444
Kaisa Group Holdings Ltd.
	320,000	11.750		02/26/21	334,600
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(d)(f)
	2,500,000	5.875		08/01/21	2,531,250
	4,000,000	5.250		03/15/22	4,130,000
	2,027,000	4.250		02/01/27	2,019,399
MPT Operating Partnership LP/MPT Finance Corp.(d)
	4,000,000	6.375		03/01/24	4,129,200
	3,000,000	5.000		10/15/27	3,160,350
NE Property B.V.(d)
EUR	470,000	1.750		11/23/24	536,100
Realogy Group LLC/Realogy Co-Issuer Corp.(d)(f)
	$1,600,000	4.875		06/01/23	1,598,000
	1,950,000	9.375		04/01/27	2,023,125
SBA Communications Corp.(d)
	15,016,000	4.875		07/15/22	15,166,160
	2,637,000	3.875	(f)	02/15/27	2,669,962
Scenery Journey Ltd.(d)
	310,000	13.000		11/06/22	313,778
Starwood Property Trust, Inc.(d)
	2,700,000	4.750		03/15/25	2,821,500
Theta Capital Pte Ltd.(d)
	340,000	7.000		04/11/22	342,125
VICI Properties LP/VICI Note Co., Inc.(d)(f)
	2,626,000	3.500		02/15/25	2,671,955

					51,746,026

Retailing – 1.3%
1011778 BC ULC/New Red Finance, Inc.(d)(f)
	3,000,000	5.000		10/15/25	3,090,000
	2,250,000	4.375		01/15/28	2,255,625
Beacon Roofing Supply, Inc.(d)(f)
	2,907,000	4.875		11/01/25	2,888,831
eG Global Finance PLC(d)(f)
	3,800,000	6.750		02/07/25	3,847,500
Eurotorg LLC Via Bonitron DAC
	410,000	8.750		10/30/22	435,113

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
IRB Holding Corp.(d)(f)
$2,710,000	6.750%	02/15/26	$ 2,825,175
L Brands, Inc.
3,000,000	6.875	11/01/35	3,007,500
PetSmart, Inc.(d)(f)
2,800,000	5.875	06/01/25	2,870,000
Staples, Inc.(d)(f)
2,150,000	7.500	04/15/26	2,206,437
Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)
550,000	5.500	06/01/24	561,000

			23,987,181

Semiconductors – 0.6%
Amkor Technology, Inc.(d)(f)
850,000	6.625	09/15/27	925,438
Broadcom, Inc.(d)(f)
4,000,000	3.625	10/15/24	4,211,360
Microchip Technology, Inc.
2,000,000	3.922	06/01/21	2,048,970
NXP B.V./NXP Funding LLC(f)
3,000,000	4.125	06/01/21	3,081,600
Qorvo, Inc.(d)(f)
750,000	4.375	10/15/29	780,000

			11,047,368

Software(d) – 0.8%
Camelot Finance SA(f)
2,250,000	4.500	11/01/26	2,289,375
Castle US Holding Corp.(f)
2,824,000	9.500	02/15/28	2,824,000
Fair Isaac Corp.(f)
760,000	4.000	06/15/28	773,300
Fiserv, Inc.
2,775,000	3.200	07/01/26	2,933,564
Nuance Communications, Inc.
3,000,000	5.625	12/15/26	3,180,000
PTC, Inc.(f)
1,164,000	3.625	02/15/25	1,172,730
SS&C Technologies, Inc.(f)
850,000	5.500	09/30/27	898,875

			14,071,844

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 4.5%
Altice France SA(d)(f)
$5,000,000	7.375%		05/01/26	$ 5,312,500
AT&T, Inc.(d)
3,000,000	5.250		03/01/37	3,671,730
CenturyLink, Inc.
5,000,000	6.450		06/15/21	5,243,750
1,450,000	5.125	(d)(f)	12/15/26	1,489,875
Cincinnati Bell, Inc.(d)(f)
2,000,000	7.000		07/15/24	2,095,000
CommScope, Inc.(d)(f)
2,675,000	5.500		06/15/24	2,648,250
1,100,000	6.000		03/01/26	1,152,250
Connect Finco S.a.r.l./Connect US Finco LLC(d)(f)
3,500,000	6.750		10/01/26	3,705,625
Digicel Group One Ltd.(d)(f)
1,955,000	8.250		12/30/22	1,270,139
Digicel Group Two Ltd.(d)(f)
1,845,000	8.250		09/30/22	479,700
Frontier Communications Corp.(d)(f)
1,250,000	8.500		04/01/26	1,279,687
Intelsat Jackson Holdings SA(d)(f)
4,800,000	8.000		02/15/24	4,920,000
3,000,000	8.500		10/15/24	2,527,500
MTN Mauritius Investments Ltd.
620,000	6.500		10/13/26	702,538
Nokia of America Corp.
3,000,000	6.450		03/15/29	3,153,750
Qwest Corp.
4,780,000	6.750		12/01/21	5,116,894
SoftBank Group Corp.(d)
3,550,000	4.750		09/19/24	3,621,000
1,575,000	6.125		04/20/25	1,671,453
Sprint Corp.
10,039,000	7.875		09/15/23	10,641,340
T-Mobile USA, Inc.(d)
3,000,000	4.000		04/15/22	3,082,500
6,000,000	6.500		01/15/26	6,390,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telecom Argentina SA(d)
$340,000	6.500%		06/15/21	$ 334,900
310,000	8.000	(f)	07/18/26	302,444
Telecom Italia Capital SA
3,025,000	7.200		07/18/36	3,735,875
1,000,000	7.721		06/04/38	1,286,250
Telecom Italia SpA(f)
5,000,000	5.303		05/30/24	5,456,990
Verizon Communications, Inc.
3,000,000	5.250		03/16/37	3,908,190

				85,200,130

Toys/Games/Hobbies(d) – 0.2%
Mattel, Inc.
2,475,000	3.150		03/15/23	2,450,250
1,900,000	5.875	(f)	12/15/27	1,997,375

				4,447,625

Transportation – 0.0%
MV24 Capital B.V.(f)
335,260	6.748		06/01/34	361,756
Rumo Luxembourg S.a.r.l.(d)
240,000	5.875		01/18/25	257,775

				619,531

TOTAL CORPORATE OBLIGATIONS (Cost $865,169,931)				$ 901,192,123

Mortgage-Backed Obligations(e) – 0.0%
Collateralized Mortgage Obligations – 0.0%
Sequential Floating Rate – 0.0%
JPMorgan Alternative Loan Trust Series 2005-A2, Class 1A1 (1M USD LIBOR + 0.520%)
$44,288	2.181%		01/25/36	$ 43,751
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M LIBOR + 0.190%)
232,351	1.982		07/25/47	216,926

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $121,757)				$ 260,677

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – 0.3%
Sovereign – 0.3%
Ecuador Government International Bond
	$490,000	10.750%	03/28/22	$ 483,569
	330,000	7.950	06/20/24	291,225
Republic of Angola
	300,000	9.500	11/12/25	349,031
Republic of Argentina
	380,000	4.625	01/11/23	174,800
Republic of Egypt
EUR	590,000	4.750	04/11/25	705,664
Republic of Ghana
	$630,000	7.875	08/07/23	704,222
Republic of Nigeria
	690,000	6.500	11/28/27	709,190
Republic of Sri Lanka(f)
	630,000	6.350	06/28/24	634,566
Republic of Turkey
	760,000	6.125	10/24/28	807,025
Ukraine Government Bond
	680,000	7.750	09/01/23	752,080

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $5,305,192)				$ 5,611,372

Bank Loans(j) – 6.4%
Aerospace(e) – 0.2%
TransDigm, Inc. (1M LIBOR + 2.500%)
	$4,272,191	4.145%	06/09/23	$ 4,266,851

Automotive(e) – 0.1%
Adient US LLC (3M LIBOR + 4.250%)
	1,960,212	6.195	05/06/24	1,961,036

Automotive - Parts(e) – 0.2%
Tenneco, Inc. (1M LIBOR + 3.000%)
	4,475,000	4.645	10/01/25	4,374,312

Chemicals(e) – 0.3%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
	2,139,250	4.900	05/15/24	2,144,598
Starfruit Finco B.V. (1M LIBOR + 3.250%)
	2,901,463	4.699	10/01/25	2,897,836

				5,042,434

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Environmental(e) – 0.1%
Advanced Disposal Services, Inc. (1 Week LIBOR + 2.250%)
$1,973,046	3.816%	11/10/23	$ 1,972,829

Food & Drug Retailers(e) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
748,125	4.145	10/10/26	749,681

Health Care - Services(e) – 0.4%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,928,826	4.695	06/07/23	1,893,624
Sotera Health Holdings LLC (1M LIBOR + 4.500%)
1,984,733	6.145	12/11/26	1,990,945
U.S. Renal Care, Inc. (1M LIBOR + 5.000%)
2,194,500	6.645	06/26/26	2,173,477
Verscend Holding Corp. (1M LIBOR + 4.500%)
1,382,500	6.145	08/27/25	1,387,339

			7,445,385

Home Construction(e) – 0.1%
Brookfield Residential Properties, Inc. (1M LIBOR + 2.250%)
2,037,890	3.895	08/28/23	2,030,248

Media - Broadcasting & Radio(e) – 0.2%
Cumulus Media New Holdings, Inc. (1M LIBOR + 3.750%)
922,688	5.395	03/31/26	928,417
Getty Images, Inc. (1M LIBOR + 4.500%)
1,966,538	6.188	02/19/26	1,948,112

			2,876,529

Media - Cable(e) – 0.3%
CSC Holdings LLC
(1M LIBOR + 2.250%)
1,707,193	3.926	07/17/25	1,708,406
(3M LIBOR + 2.500%)
3,801,875	4.176	04/15/27	3,810,201

			5,518,607

Media - Non Cable(e) – 0.1%
Terrier Media Buyer, Inc. (3M LIBOR + 4.250%)
1,200,000	6.148	12/17/26	1,208,700

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Metals & Mining(e) – 0.2%
Aleris International, Inc. (1M LIBOR + 4.750%)
$3,940,000	6.395%	02/27/23	$ 3,935,075

Packaging(e) – 0.3%
Flex Acquisition Co., Inc. (3M LIBOR + 3.250%)
2,800,000	5.159	06/29/25	2,758,000
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
2,961,831	4.395	02/05/23	2,964,201

			5,722,201

Pharmaceuticals(e) – 0.6%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	9.395	09/26/25	4,384,400
Valeant Pharmaceuticals International, Inc.(1M LIBOR + 3.000%)
7,319,424	4.670	06/02/25	7,345,042

			11,729,442

Restaurants(e) – 0.0%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
453,704	3.395	11/19/26	452,910

Retailers(e) – 0.2%
OEConnection LLC (1M LIBOR + 4.000%)
2,072,835	5.645	09/25/26	2,077,146
Staples, Inc. (1M LIBOR + 5.000%)
1,592,000	6.781	04/16/26	1,561,752

			3,638,898

Services Cyclical - Business Services(e) – 0.3%
EVO Payments International LLC (1M LIBOR + 3.250%)
2,962,312	4.900	12/22/23	2,974,338
Travelport Finance S.a.r.l. (3M LIBOR + 5.000%)
3,092,250	6.945	05/29/26	2,779,933

			5,754,271

Services Cyclical - Consumer Services(e) – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
3,357,141	4.645	08/04/22	3,362,177

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Technology - Software/Services(e) – 1.9%
Banff Merger Sub, Inc. (1M LIBOR + 4.250%)
$4,961,687	5.895%	10/02/25	$ 4,882,548
Cerence, Inc. (1M LIBOR + 6.000%)
1,850,000	7.781	10/01/24	1,850,000
Ceridian HCM Holding, Inc. (1M LIBOR + 3.000%)
2,962,500	4.645	04/30/25	2,973,609
DCert Buyer, Inc. (1M LIBOR + 4.000%)
1,775,000	5.645	10/16/26	1,775,745
Infor (US), Inc. (3M LIBOR + 2.750%)
4,111,313	4.695	02/01/22	4,113,904
Ion Trading Technologies S.a.r.l. (3M LIBOR + 4.000%)
1,993,864	6.064	11/21/24	1,930,937
MA FinanceCo. LLC (1M LIBOR + 2.250%)
3,602,166	3.895	11/19/21	3,598,420
Refinitiv US Holdings Inc. (1M LIBOR + 3.250%)
4,108,500	4.895	10/01/25	4,146,668
SS&C Technologies Holdings Europe S.a.r.l. (1M LIBOR + 1.750%)
1,262,262	3.395	04/16/25	1,261,997
SS&C Technologies, Inc. (1M LIBOR + 1.750%)
1,820,529	3.395	04/16/25	1,820,147
The Dun & Bradstreet Corp. (1M LIBOR + 5.000%)
3,100,000	6.661	02/06/26	3,116,275
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
1,645,875	5.395	05/04/26	1,651,784
TIBCO Software, Inc. (1M LIBOR + 4.000%)
1,984,821	5.740	06/30/26	1,992,264

			35,114,298

Telecommunication Services – 0.3%
Level 3 Financing, Inc.(e) (1M LIBOR + 1.750%)
2,023,967	3.395	03/01/27	2,019,413
Vivid Seats Ltd.(k)
4,400,000	0.000	06/30/24	4,370,652

			6,390,065

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(j) – (continued)
Wireless Telecommunications(e) – 0.2%
Intelsat Jackson Holdings SA (6M LIBOR + 3.750%)
$3,000,000	5.682%	11/27/23	$ 2,986,890

Wirelines Telecommunications(e) – 0.2%
Consolidated Communications, Inc. (1M LIBOR + 3.000%)
4,874,878	4.650	10/04/23	4,698,943

TOTAL BANK LOANS (Cost $121,138,218)			$ 121,231,782

U.S. Treasury Obligation – 0.1%
United States Treasury Note
$1,730,000	1.875%	12/15/20	$ 1,735,406
(Cost $1,728,314)

Shares	Dividend Rate		Value

Investment Companies(l) – 8.0%
Goldman Sachs Emerging Markets Equity Fund - Class R6
2,516	1.115%		$ 56,830
Goldman Sachs Financial Square Government Fund - Class R6
17,423,765	1.535		17,423,765
Goldman Sachs Financial Square Government Fund - Institutional Shares
132,389,445	1.535		132,389,445
Goldman Sachs High Yield Fund - Class R6
8,456	5.749		54,798

TOTAL INVESTMENT COMPANIES (Cost $149,913,090)			$ 149,924,838

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,715,896,632)			$1,856,924,789

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(f)(m) – 0.4%
Commercial Paper – 0.4%
VW Credit, Inc.
$5,000,000	0.000%	02/03/20	$ 4,999,302
1,750,000	0.000	03/30/20	1,744,840

TOTAL SHORT-TERM INVESTMENTS (Cost $6,742,130)			$ 6,744,142

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,722,638,762)			$1,863,668,931

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(l) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
649,803	1.535%	$ 649,803
(Cost $649,803)

TOTAL INVESTMENTS — 98.9% (Cost $1,723,288,565)		$1,864,318,734

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		21,098,447

NET ASSETS — 100.0%		$1,885,417,181

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Security is currently in default and/or non-income producing.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2020.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pay-in-kind securities.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $674,616, which represents approximately 0.0% of the Fund’s net assets as of January 31, 2020.

(i)	Actual maturity date is June 5, 2115.

(j)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)	Represents an affiliated issuer/fund.

(m)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

OEConnection LLC, due 09/25/26	$196,970	$197,380	$1,347

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	2,103,446	EUR	1,885,602	02/20/20	$9,736

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,377,022	EUR	1,243,157	02/20/20	(3,338)
	USD	4,627,286	GBP	3,577,443	02/12/20	(98,191)

Total						$(101,529)

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	359	03/20/20	$57,870,800	$677,010
Ultra Long U.S. Treasury Bonds	451	03/20/20	87,353,063	3,207,970
Ultra 10 Year U.S. Treasury Notes	146	03/20/20	21,265,813	560,058
2 Year U.S. Treasury Notes	9	03/31/20	1,947,234	6,412
10 Year U.S. Treasury Notes	129	03/20/20	16,983,656	362,772
20 Year U.S. Treasury Bonds	24	03/20/20	3,924,750	100,465

Total				$4,914,687

Short position contracts:
2 Year U.S. Treasury Notes	(8)	03/31/20	(1,730,875)	(8,701)
5 Year U.S. Treasury Notes	(600)	03/31/20	(72,192,188)	(738,229)
20 Year U.S. Treasury Bonds	(147)	03/20/20	(24,039,094)	(626,821)

Total				$(1,373,751)

TOTAL FUTURES CONTRACTS				$3,540,936

SWAP CONTRACTS — At January 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund (%)	Termination Date	Notional Amount (000s)(c)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(a)	6M EURO(b)	03/18/25	EUR	770	$(12,726)	$(7,800)	$(4,926)
0.250(a)	6M EURO(b)	03/18/27		160	(5,764)	(3,911)	(1,853)
1.750(b)	3M LIBOR(d)	03/18/23		$540	(7,090)	(2,237)	(4,853)
2.250(b)	3M LIBOR(d)	03/18/40		3,890	(417,970)	(175,361)	(242,609)
3M LIBOR(d)	1.750%(b)	03/18/22		2,970	23,632	7,409	16,223
3M LIBOR(d)	1.750(b)	03/18/25		174,790	3,706,842	592,082	3,114,760
3M LIBOR(d)	2.000(b)	03/18/27		1,700	72,775	29,455	43,320
3M LIBOR(d)	2.000(b)	03/18/30		230,280	$11,828,885	$3,513,663	$8,315,222

TOTAL					$15,188,584	$3,953,300	$11,235,284

(a)	Payments made Annually
(b)	Payments made Semi-Annually
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2020.
(d)	Payments made Quarterly

GS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At January 31, 2020, the Fund had the following written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
SPX Index	MS & Co. Int. PLC	3,379.560	02/21/2020	(22,733)	$(22,733)	$(24,438)	$(364,080)	$339,642

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Air Freight & Logistics – 0.9%
39,790	FedEx Corp.	$ 5,755,226

Banks – 0.3%
87,705	Bank OZK	2,383,822

Building Products – 1.0%
75,685	A.O. Smith Corp.	3,230,993
16,425	Lennox International, Inc.	3,826,696

		7,057,689

Capital Markets – 5.6%
32,960	Ameriprise Financial, Inc.	5,451,914
14,150	BlackRock, Inc.	7,462,002
28,582	Evercore, Inc. Class A	2,189,953
16,585	FactSet Research Systems, Inc.	4,745,134
27,195	Moody’s Corp.	6,983,404
65,535	SEI Investments Co.	4,276,814
47,484	T. Rowe Price Group, Inc.	6,340,539

		37,449,760

Chemicals – 1.8%
27,205	Ecolab, Inc.	5,335,172
4,650	NewMarket Corp.	2,044,233
8,737	The Sherwin-Williams Co.	4,866,422

		12,245,827

Commercial Services & Supplies – 0.7%
124,045	Rollins, Inc.	4,707,508

Consumer Finance – 0.8%
71,784	Discover Financial Services	5,393,132

Electric Utilities – 1.2%
30,075	NextEra Energy, Inc.	8,066,115

Electrical Equipment – 0.8%
26,935	Rockwell Automation, Inc.	5,162,362

Electronic Equipment, Instruments & Components – 3.3%
62,790	Amphenol Corp. Class A	6,245,721
28,475	Badger Meter, Inc.	1,681,733
193,855	Corning, Inc.	5,173,990
72,547	National Instruments Corp.	3,237,773
64,628	TE Connectivity Ltd.	5,957,409

		22,296,626

Energy Equipment & Services – 0.4%
172,400	USA Compression Partners LP	2,737,712

Entertainment – 3.7%
196,610	Activision Blizzard, Inc.	11,497,753
96,515	The Walt Disney Co.	13,348,989

		24,846,742

Equity Real Estate Investment Trusts (REITs) – 2.6%
58,015	Equity LifeStyle Properties, Inc.	4,220,591
39,245	Extra Space Storage, Inc.	4,343,637
111,560	Iron Mountain, Inc.	3,526,412
25,110	Public Storage	5,618,613

		17,709,253

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 3.3%
19,450	Casey’s General Stores, Inc.	$ 3,128,727
25,035	Costco Wholesale Corp.	7,648,693
197,375	The Kroger Co.	5,301,493
122,765	Walgreens Boots Alliance, Inc.	6,242,600

		22,321,513

Food Products – 1.7%
126,755	Hormel Foods Corp.	5,990,441
35,690	Ingredion, Inc.	3,140,720
13,550	J&J Snack Foods Corp.	2,247,132

		11,378,293

Health Care Equipment & Supplies – 4.2%
37,600	Cantel Medical Corp.	2,446,256
54,340	Danaher Corp.	8,741,676
75,985	Medtronic PLC	8,771,708
40,350	Stryker Corp.	8,501,745

		28,461,385

Health Care Providers & Services – 7.4%
71,400	AmerisourceBergen Corp.	6,108,984
115,360	Cardinal Health, Inc.	5,907,586
9,040	Chemed Corp.	4,222,042
118,671	CVS Health Corp.	8,048,267
46,660	McKesson Corp.	6,654,183
94,320	Patterson Cos., Inc.	2,075,983
54,890	Quest Diagnostics, Inc.	6,074,676
49,426	The Ensign Group, Inc.	2,234,055
30,910	UnitedHealth Group, Inc.	8,421,429

		49,747,205

Hotels, Restaurants & Leisure – 1.6%
40,510	Brinker International, Inc.	1,729,372
15,170	Cracker Barrel Old Country Store, Inc.	2,319,948
60,835	Yum! Brands, Inc.	6,434,518

		10,483,838

Independent Power and Renewable Electricity Producers – 0.4%
44,200	NextEra Energy Partners LP	2,509,234

Industrial Conglomerates – 0.9%
39,965	3M Co.	6,340,847

Insurance – 4.4%
39,129	American Financial Group, Inc.	4,256,844
32,780	Aon PLC	7,219,795
92,560	Principal Financial Group, Inc.	4,901,052
67,855	Prudential Financial, Inc.	6,178,876
27,035	Reinsurance Group of America, Inc.	3,894,392
21,725	The Hanover Insurance Group, Inc.	3,010,650

		29,461,609

GS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 8.1%
38,147	Accenture PLC Class A	$ 7,828,146
43,190	Automatic Data Processing, Inc.	7,402,334
41,427	Broadridge Financial Solutions, Inc.	4,936,027
53,680	International Business Machines Corp.	7,715,426
32,975	Jack Henry & Associates, Inc.	4,931,082
26,200	Mastercard, Inc. Class A	8,277,628
176,810	The Western Union Co.	4,756,189
43,410	Visa, Inc. Class A	8,637,288

		54,484,120

Leisure Products – 1.2%
49,065	Hasbro, Inc.	4,998,252
33,894	Polaris, Inc.	3,112,825

		8,111,077

Machinery – 0.5%
60,470	Donaldson Co., Inc.	3,135,370

Media – 5.0%
307,110	Comcast Corp. Class A	13,264,081
1	Fox Corp. Class A	37
90,310	Meredith Corp.	2,713,815
119,060	Omnicom Group, Inc.	8,966,409
254,394	ViacomCBS, Inc. Class B	8,682,467

		33,626,809

Metals & Mining – 0.4%
23,403	Reliance Steel & Aluminum Co.	2,686,664

Multi-Utilities – 1.9%
41,090	Sempra Energy	6,600,697
60,965	WEC Energy Group, Inc.	6,089,794

		12,690,491

Oil, Gas & Consumable Fuels – 15.1%
71,500	BP Midstream Partners LP	1,031,745
130,000	Cheniere Energy Partners LP	5,027,100
187,500	DCP Midstream LP	3,943,125
184,000	Enable Midstream Partners LP	1,729,600
50,000	Enbridge, Inc.	2,033,500
796,800	Energy Transfer LP	10,031,712
573,900	Enterprise Products Partners LP	14,789,403
228,377	Hess Midstream LP Class A	5,439,940
103,861	Holly Energy Partners LP	2,371,147
178,000	Magellan Midstream Partners LP	10,925,640
394,100	MPLX LP	9,478,105
24,495	Noble Midstream Partners LP	548,688
99,000	ONEOK, Inc.	7,412,130
120,000	Pembina Pipeline Corp.	4,597,200
122,000	Phillips 66 Partners LP	7,128,460
93,076	Targa Resources Corp.	3,397,274
47,000	TC Energy Corp.	2,576,540

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
305,000	The Williams Cos., Inc.	$ 6,310,450
185,707	Western Midstream Partners LP	3,075,308

		101,847,067

Personal Products – 1.0%
33,585	The Estee Lauder Cos., Inc. Class A	6,554,449

Pharmaceuticals – 0.7%
77,230	Perrigo Co. PLC	4,405,199

Professional Services – 0.4%
27,365	Insperity, Inc.	2,390,880

Semiconductors & Semiconductor Equipment – 5.3%
56,675	Analog Devices, Inc.	6,220,081
116,150	Applied Materials, Inc.	6,735,539
35,355	KLA Corp.	5,859,738
23,066	Power Integrations, Inc.	2,252,856
84,990	QUALCOMM, Inc.	7,250,497
60,090	Texas Instruments, Inc.	7,249,858

		35,568,569

Software – 2.4%
51,295	Microsoft Corp.	8,731,948
147,570	Oracle Corp.	7,740,046

		16,471,994

Specialty Retail – 2.4%
46,084	Aaron’s, Inc.	2,735,546
64,065	Best Buy Co., Inc.	5,425,665
36,375	The Home Depot, Inc.	8,297,138

		16,458,349

Technology Hardware, Storage & Peripherals – 0.9%
295,035	HP, Inc.	6,290,146

Textiles, Apparel & Luxury Goods – 3.0%
34,720	Columbia Sportswear Co.	3,260,902
1	Kontoor Brands, Inc.	38
77,930	NIKE, Inc. Class B	7,504,659
35,240	Ralph Lauren Corp.	3,999,740
68,218	VF Corp.	5,660,048

		20,425,387

Trading Companies & Distributors – 2.3%
145,080	Fastenal Co.	5,060,391
34,513	MSC Industrial Direct Co., Inc. Class A	2,349,300
15,269	W.W. Grainger, Inc.	4,621,468
18,824	Watsco, Inc.	3,273,870

		15,305,029

TOTAL COMMON STOCKS (Cost $561,659,927)		$656,967,298

GS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 2.3%
Goldman Sachs Financial Square Government Fund - Class R6
14,853,786	1.535%	$ 14,853,786
Goldman Sachs Financial Square Government Fund - Institutional Shares
540,395	1.535	540,395

TOTAL INVESTMENT COMPANIES (Cost $15,394,181)		$ 15,394,181

TOTAL INVESTMENTS — 99.9% (Cost $577,054,108)		$672,361,479

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		500,909

NET ASSETS — 100.0%		$672,862,388

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS – At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	124	03/20/20	$19,988,800	$153,777

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default, swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Securities Lending — The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds may enter into master netting agreements with certain borrowers, which provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of January 31, 2020. The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2020:

GS INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,911,242	$—	$—
Europe	161,625,186	5,947,035	—
North America	494,494,383	9,942,060	48,685
Fixed Income
Corporate Obligations	—	901,192,123	—
Mortgage-Backed Obligations	—	260,677	—
Foreign Debt Obligations	—	5,611,372	—
Bank Loans	—	121,231,782	—
U.S. Treasury Obligations	1,735,406	—	—
Unfunded Loan Commitment(b)	—	1,357	—
Investment Companies	149,924,838	—	—
Short-term Investments	—	6,744,142	—
Securities Lending Reinvestment Vehicle	649,803	—	—

Total	$813,340,858	$1,050,930,548	$48,685

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$9,736	$—
Futures Contracts	4,914,687	—	—
Interest Rate Swap Contracts	—	11,489,525	—

Total	$4,914,687	$11,499,261	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(101,529)	$—
Futures Contracts(b)	(1,373,751)	—	—
Interest Rate Swap Contracts(b)	—	(254,241)	—
Written option contracts	—	(24,439)	—

Total	$(1,373,751)	$(380,209)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

GS RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$34,182,257	$—	$—
North America	622,785,041	—	—
Investment Companies	15,394,181	—	—

Total	$672,361,479	$—	$—

Derivative Type

Assets(b)
Futures Contracts(a)	$153,777	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include [a/the] [Fund/Portfolio] in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund have taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.